Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	$ 275.7	$ 139.6
Expected weighted-average recognition period for unrecognized compensation cost	2 years 8 months 12 days
Total fair value vested	$ 73.4	$ 64.2	$ 51.7
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the period (in shares)	17	59	4
Awarded (in shares)	15	46	98
Vested (in shares)	(2)	(54)	(4)
Cancelled (in shares)	(19)	(34)	(39)
Outstanding at the end of the period (in shares)	11	17	59
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 36.49	$ 61.17	$ 87.14
Awarded (in dollars per share)	54.08	36.49	64.33
Vested (in dollars per share)	38.78	60.16	87.14
Cancelled (in dollars per share)	40.63	36.49	69.14
Outstanding at the end of the period (in dollars per share)	$ 54.17	$ 36.49	$ 61.17
Unrecognized compensation cost	$ 0.0	$ 0.0
Service-based restricted share units
Shares Granted
Outstanding at the beginning of the period (in shares)	4,324	3,512	2,756
Awarded (in shares)	5,737	2,512	2,313
Vested (in shares)	(1,608)	(1,307)	(1,374)
Cancelled (in shares)	(614)	(393)	(183)
Outstanding at the end of the period (in shares)	7,839	4,324	3,512
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 41.86	$ 50.89	$ 48.62
Awarded (in dollars per share)	47.95	33.50	45.49
Vested (in dollars per share)	45.66	49.12	37.60
Cancelled (in dollars per share)	44.02	44.96	48.48
Outstanding at the end of the period (in dollars per share)	$ 45.37	$ 41.86	$ 50.89